Commitments - Non Cancellable Operating Leases Commitments (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of non-cancellable operating leases commitments [line items]
Minimum lease payments	€ 133	€ 108
Less than 1 year [member]
Disclosure of non-cancellable operating leases commitments [line items]
Minimum lease payments	24	19
Expiring within 5 years [member]
Disclosure of non-cancellable operating leases commitments [line items]
Minimum lease payments	63	49
More than 5 years [member]
Disclosure of non-cancellable operating leases commitments [line items]
Minimum lease payments	€ 46	€ 40